TREASURY STOCK (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	May 30, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	May 29, 2018 USD ($)
Stock repurchase program, authorized amount | $						$ 20,000			$ 30,000
Treasury Stock, Shares				761,360	761,360		39,116,980	39,116,980
Treasury stock value				$ 250	¥ 1,737			¥ 111,169
Stock repurchase | ¥	¥ 18,594	¥ 74,196	¥ 36,973
Treasury stock
Treasury Stock, Shares				48,820,000	48,820,000		39,120,000	39,120,000
Treasury stock value | $				$ 129,760			$ 111,170
Stock repurchase (in shares)	9,696,660	27,785,900	11,331,080
Stock repurchase | ¥	¥ 18,594	¥ 74,196	¥ 36,973
Treasury stock cancelled (in shares)	48,052,280
ADSs
Stock repurchase (in shares)	9,700,000	27,790,000
Stock repurchase | ¥	¥ 18,590	¥ 74,200